Transactions and Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Current Liabilities	$ 4,483	$ 1,177
Key Management Personnel [Member]
Disclosure of transactions between related parties [line items]
Current Liabilities	629	54
Other related parties [member]
Disclosure of transactions between related parties [line items]
Current Liabilities	$ 511	$ 92